Vessels, Port Terminals and Other Fixed Assets, Net - Navios Logistics (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 24, 2021	Dec. 31, 2020	Dec. 31, 2019
Construction of six liquid barges
Property Plant And Equipment [Line Items]
Total purchase price		$ 17,760
Secured credit of purchase price		75.00%
Debt Instrument, Term		5 years
Capitalized interest costs		$ 611
Payments for construction in process		16,696
Undeveloped land located in Port Murtinho region, Brazil
Property Plant And Equipment [Line Items]
Capitalized interest costs		$ 631	$ 458
Area of land (in hectares)	2,3 hectares	6,6 hectares
Payments to acquire land		$ 1,456
Three pushboats and 18 liquid barges
Property Plant And Equipment [Line Items]
Total purchase price		1,551
Construction of two new tanks
Property Plant And Equipment [Line Items]
Payments for construction in process		1,285
Construction of a crane
Property Plant And Equipment [Line Items]
Payments for construction in process		$ 723